Other (losses) / income, net	12 Months Ended
Dec. 31, 2017
Other (losses) / income, net
	2017	2016	2015
	US$’000	US$’000	US$’000
Exchange (loss), net	(46)	(75)	(75)
Rental income	32	80	84
	(14)	5	9

ZHEJIANG TIANLAN
Other (losses) / income, net
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
(Loss) on disposal of property, plant and equipment	-	(15)	-
Subsidy income	2,262	3,360	2,617
Sales of scrapped materials	37	3	6
Investment income	(405)	412
Others	(7)	(304)	150
	1,887	3,456	2,773

ZHEJIANG JIAHUAN
Other (losses) / income, net
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Government grant	4,350	3,115	200
Rental income (i)	1,316	1,271	901
Interest income	4	54	44
Sundry income	176	152	263
	5,846	4,592	1,408

(i)  Rental income under operating leases is recognized on a straight-line basis over the term of the relevant lease.